Leases - Schedule of Future Minimum Lease Payment (Details) (10-K) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Leases [Abstract]
2020	$ 172,363	$ 224,096
2021	144,000	172,363
2022	81,000	144,000
2023	33,000	81,000
2024		33,000
Thereafter
Total undiscounted operating lease payments	542,590	654,459
Less: Imputed interest	(58,907)	78,931
Present value of operating lease liabilities	$ 483,684	$ 575,528